Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 147,579	$ 140,279
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	29,048	19,145
Financing fees [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	703	1,383
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	104,214	107,785
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	4,263	4,282
Capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	750	0
Convertible note receivable [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	1,208	951
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 7,393	$ 6,733